Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2012	May 31, 2012	May 31, 2011
Balance Sheets [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	9,500,000	9,500,000	9,500,000
Common stock, shares outstanding	9,500,000	9,500,000	9,500,000